BUSINESS COMBINATIONS - Acquisition of Clarice Technologies (Details) $ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)		Jun. 22, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 05, 2019 ARS ($) shares	Mar. 14, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 14, 2015 USD ($) employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]	$ 69,060			$ 97,300			$ 4,137
Cash paid	[1]	84,643	[2]		103,978			$ 4,328
Other financial liabilities		19,822			8,937
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities		19,729			8,937
Clarice
Disclosure of detailed information about business combination [line items]
Number of employees | employee									337
Total consideration paid net of cash and cash equivalents acquired									$ 20,184
Cash paid				$ 1,585			$ 3,135
Common stock, shares issued (in shares) | shares						7,654
Common stock, value, issued						$ 400
Clarice | Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities		$ 0			$ 1,580

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)
[2]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.